Derivative Financial Instruments and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Derivative assets financial and hedging instruments, fair value	$ 24	$ 31	$ 52
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	14	0	11
Interest Rate Swaps [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	19	0
Interest Rate Swaps [Member] | Other Assets [Member] | Cash Flow Hedging [Member]
Assets:
Derivative assets financial and hedging instruments, fair value		0	15
Interest Rate Swaps [Member] | Other Assets [Member] | Fair Value Hedging [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	0	22	26
Interest Rate Swaps [Member] | Other Liabilities [Member] | Cash Flow Hedging [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value		0	0
Forward Contracts [Member] | Other Assets [Member]
Assets:
Derivative assets financial and hedging instruments, fair value	7	9	11
Forward Contracts [Member] | Other Liabilities [Member]
Liabilities:
Derivative liabilities financial and hedging instruments, fair value	14	0	11
Treasury Lock [Member] | Other Assets [Member] | Cash Flow Hedging [Member]
Assets:
Interest Rate Cash Flow Hedge Asset at Fair Value	17	0
Treasury Lock [Member] | Other Liabilities [Member] | Cash Flow Hedging [Member]
Liabilities:
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 0	$ 0